Investment property - Summary of future minimum fixed rental income (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 1,072,678	S/ 1,180,925
Less than 1 year [member]
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	72,831	69,078
After 1 year but not more than 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	249,668	255,898
More than 5 years [member]
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 750,179	S/ 855,949